Business Description and Going Concern (Details Narrative) - USD ($)					12 Months Ended
	Feb. 29, 2024	Dec. 29, 2023	Oct. 12, 2023	Jan. 25, 2023	Feb. 28, 2023	Aug. 31, 2024	Jun. 30, 2024	Jun. 10, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued, value					$ 17,295,873
Percentage for issued and outstanding capital stock	90.20%
Accumulated deficit	$ 24,151,139				16,811,863	$ 27,685,882
Working capital deficit	$ 262,005				$ 2,310,654
Contingent shares issuable						4,393,993	4,393,993	4,393,993
Contigent shares						1,450,000	1,450,000
Next Innovation LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	50.00%					50.00%
Contingent Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued		6,000,000
NextPlay Technologies Inc. [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price per share				$ 10
NextPlay Technologies Inc. [Member] | Share Exchange Agreement [Member] | Membership Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued				1,000,000
NextPlay Technologies Inc. [Member] | Share Exchange Agreement [Member] | Preferred Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued				400,000
Number of common stock issued, value				$ 17,295,873
NextTrip Holdings, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable				1,500,000
Percentage for issued and outstanding capital stock		100.00%
Contributed capital				$ 1,500,000
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted shares			156,007
Number of additional restricted shares			5,843,993
Percentage for issued and outstanding capital stock			90.20%
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issuable in reverse acquisition			6,000,000
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member] | Closing Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issuable in reverse acquisition			156,007
NextTrip Holdings, Inc. [Member] | Share Exchange Agreement [Member] | Contingent Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issuable in reverse acquisition			5,843,993